Shareholder Loans, at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2025
Shareholder Loans, at Amortized Cost [Abstract]
Schedule of Shareholder Loans, at Amortized Cost
	As of December 31,
	2024	2025
	RMB	RMB	USD

Onshore Shareholder Loans (i)	186,555	—	—
Other Shareholder Loans (ii)	62,088	66,404	9,495
Shareholder loans, at amortized cost	248,643	66,404	9,495

Schedule of Measured Onshore Shareholder Loans At Amortized Cost

The Company measured Onshore Shareholder Loans at amortized cost. Onshore Shareholder Loans activities for the years ended December 31, 2024 and 2025 are presented below:

	As of December 31, 2025
	RMB	USD
As of January 1, 2024	187,555	26,820
Repayment	(1,000)	(143)
As of December 31, 2024	186,555	26,677
Offset upon conversion of preferred shares	(186,555)	(26,677)
As of December 31, 2025	—	—

Schedule of Other Shareholder Loans activities

Other Shareholder Loans activities for the years ended December 31, 2024 and 2025 are presented below:

	RMB	USD

As of January 1, 2024	41,156	5,885
Borrowed	28,322	4,050
Repayment	(7,374)	(1,054)
Foreign currency translation adjustments	(16)	(2)
As of December 31, 2024	62,088	8,879
Borrowed	28,923	4,135
Repayment	(8,702)	(1,244)
Offset upon conversion of preferred shares	(15,880)	(2,271)
Foreign currency translation adjustments	(25)	(4)
As of December 31, 2025	66,404	9,495